Fees Summary	Jan. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,430,000.00
Previously Paid Amount	0.00
Total Fee Amount	197.48
Total Offset Amount	0.00
Net Fee	197.48
Narrative - Max Aggregate Offering Price	$ 197.49
Final Prospectus	true